Property and Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Property, Plant and Equipment, Net [Abstract]
Land	$ 8,243	$ 8,375
Buildings	17,759	17,950
Furniture, Fixtures and Equipment	9,602	10,107
Leasehold Improvements	1,419	1,388
Construction in Progress	585	548
Capital Leases	905	696
Property and Equipment, at cost	38,513	39,064
Less Accumulated Depreciation and Amortization	15,793	15,716
Net Property and Equipment	22,720	23,348
Total rent expense	918	905	$ 849
Contingent rent expense	7	5	$ 4
Capital leases [Abstract]
2015	113
2016	111
2017	108
2018	101
2019	97
Thereafter through 2097	880
Total Capital Leases	1,410
Less imputed interest	726
Net present value of capital lease obligations	684	499
Less current installments	36
Long-term capital lease obligations, excluding current installments	648
Operating leases [Abstract]
2015	893
2016	817
2017	737
2018	638
2019	561
Thereafter through 2097	4,059
Total Operating Leases	7,705
Capital leases recorded in property and equipment	$ 557	$ 374